UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23163

Oppenheimer International Growth and Income Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 11/30/2017

Item 1. Reports to Stockholders.

Semiannual Report	11/30/2017
OppenheimerFunds® The Right Way to Invest
Oppenheimer International Growth and Income Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 11/30/17

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	MSCI EAFE Index
6-Month	-0.45%	-6.18%	7.94%
1-Year	18.77	11.94	27.27
Since Inception (10/28/16)	14.10	8.06	22.50

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) generated a total return of -0.45% over the six month reporting period ended November 30, 2017, underperforming the MSCI EAFE Index (the “Index”), which returned 7.94% during the same period. Performance relative to the benchmark was poor this year, but we maintain our long term approach. The turnover of the Fund was 12% in 2017, implying an eight year holding period.

On a sector basis, the Fund underperformed the Index primarily in the Consumer Discretionary, Information Technology and Industrials sectors due to unfavorable stock selection. The Fund outperformed the Index within the Health Care, Financials, and Real Estate sectors due to stock selection.

PERFORMANCE REVIEW

Top performing holdings for the Fund this reporting period included NN Group NV, Hella KGaA Hueck & Co. KGaA and Transcontinental Inc.

NN Group NV, the former insurance arm of ING that spun out in 2014, mostly sells life insurance. It has a 19% exposure to developing Europe, a 20% exposure to Japan (in runoff), with the remainder in the Netherlands. The company merged with Delta Lloyd in June of 2017. We believe that the combination should generate solid cost synergies, and that NN Group has the potential to continue returning capital to shareholders.

Hella supplies headlights, taillights, and interior lights using LEDs, a technology that will eclipse the use of xenon and halogen bulbs in automobiles. The company is 60% family owned. Topline is growing 6% per year, with net income growing in the high single digits.

Transcontinental is a printer of flyers and newspapers in Canada, and owns many local papers. While much of the company’s print-related business is stable and profitable, but not growing much, they also have a business that produces flexible packaging. Flexible packaging is growing faster than packaging as whole and is very similar to the process used for printing. Ample free cash flow suggests that dividends can grow over time.

Detractors from performance included IWG plc, SES SA and Inmarsat plc.

IWG is the world’s largest provider of flexible office space. The company’s shares declined after announcing its operating profit for

2017 would be materially below market expectations, which it attributed to the UK,

3 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

where available space was up and rental rates were down. London accounts for roughly 16% of gross profit. While this was disappointing, flexible office lodging is growing, and developing a network of real estate like IWG’s takes many years. We continue to like their long-term prospects.

SES is a provider of satellite transmission services. Most of its sales come from pay-TV broadcasters. Concerns about pricing came to the fore over the reporting period, and some additional operational issues also led to the company underperforming against sell side estimates. We added considerably to the position in SES. We believe that its high free cash flow generation will probably allow the company to maintain and perhaps even grow its dividend slightly.

Inmarsat is a satellite services provider to maritime fleets, aviation, governments and corporations. The company disappointed on sales growth and profitability, particularly with regards to its fast growing aviation business. We eliminated the position in Inmarsat and used the proceeds to buy more SES Global.

STRATEGY AND OUTLOOK

We completed the first calendar year of performance for the Fund and have underperformed. Our belief is that over the long term, the fundamentals of companies cannot be ignored. Many market participants have a short-term outlook, whereas we have a long-term view. Mathematically, the bulk of a share’s value is from cash generated by a company in years far in the future. And yet, most of the market concentrates on the next year or two. Therein lays our advantage. As the market churns, we can purchase foreign stocks at attractive prices, while providing a good yield to investors. There will be triumphant and disastrous quarters ahead, but our philosophy and process will continue to focus on the long term.

Robert B. Dunphy, CFA Portfolio Manager

4 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS

NN Group NV	2.6%
Hella GmbH & Co. KGaA	2.5
Transcontinental, Inc., Cl. A	2.5
Toyo Tire & Rubber Co. Ltd.	2.2
Nippon Telegraph & Telephone Corp.	2.2
Micro Focus International plc	2.2
LVMH Moet Hennessy Louis Vuitton SE	2.2
Domino’s Pizza Enterprises Ltd.	2.1
Manulife Financial Corp.	2.1
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2017, and are based on net assets. For more current Fund holdings, please visit oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS

United Kingdom	30.3%
Germany	11.5
Japan	9.7
Canada	7.7
France	7.3
Netherlands	6.3
United States	5.5
Australia	5.2
Spain	3.5
Taiwan	3.3

Portfolio holdings and allocation are subject to change. Percentages are as of November 30, 2017, and are based on total market value of investments.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2017, and are based on the total market value of investments.

5 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Share Class Performance

CUMULATIVE TOTAL RETURNS WITHOUT SALES CHARGE AS OF 11/30/17

	Inception Date	6-Month	1-Year	Since Inception
Class A (OIMAX)	10/28/16	-0.45%	18.77%	14.10%
Class C (OCIMX)	10/28/16	-0.75	17.82	13.26
Class I (OIMIX)	10/28/16	-0.27	19.13	14.52
Class R (OIMRX)	10/28/16	-0.57	18.40	13.77
Class Y (OIMYX)	10/28/16	-0.34	18.95	14.37

CUMULATIVE TOTAL RETURNS WITH SALES CHARGE AS OF 11/30/17

	Inception Date	6-Month	1-Year	Since Inception
Class A (OIMAX)	10/28/16	-6.18%	11.94%	8.06%
Class C (OCIMX)	10/28/16	-1.73	16.82	13.26
Class I (OIMIX)	10/28/16	-0.27	19.13	14.52
Class R (OIMRX)	10/28/16	-0.57	18.40	13.77
Class Y (OIMYX)	10/28/16	-0.34	18.95	14.37

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. There is no sales charge for Class I, Class R and Class Y shares. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

The Fund’s performance is compared to the performance of the MSCI EAFE Index. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the Index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

6 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended November 30, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Actual	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During 6 Months Ended November 30, 2017
Class A	$1,000.00	$995.50	$6.27
Class C	1,000.00	992.50	10.04
Class I	1,000.00	997.30	4.52
Class R	1,000.00	994.30	7.53
Class Y	1,000.00	996.60	5.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.80	6.35
Class C	1,000.00	1,015.04	10.15
Class I	1,000.00	1,020.56	4.57
Class R	1,000.00	1,017.55	7.61
Class Y	1,000.00	1,020.05	5.08

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended November 30, 2017 are as follows:

Class	Expense Ratios
Class A	1.25%
Class C	2.00
Class I	0.90
Class R	1.50
Class Y	1.00

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENT OF INVESTMENTS November 30, 2017 Unaudited

	Shares	Value
Common Stocks—95.4%
Consumer Discretionary—32.9%
Auto Components—6.7%
Hella GmbH & Co. KGaA	4,620	$283,807
Toyo Tire & Rubber Co. Ltd.	12,100	248,460
Valeo SA	3,013	218,748
		751,015

Automobiles—3.2%
Bayerische Motoren Werke AG	1,744	175,756
Subaru Corp.	5,700	186,908
		362,664

Hotels, Restaurants & Leisure—10.5%
Carnival Corp.	2,803	183,989
Domino’s Pizza Enterprises Ltd.	6,752	241,731
Domino’s Pizza Group plc	41,827	184,195
Ladbrokes Coral Group plc	103,107	187,019
TUI AG	12,385	228,728
Whitbread plc	3,407	164,545
		1,190,207

Household Durables—1.2%
Nien Made Enterprise Co. Ltd.	14,454	133,240
Media—5.9%
Cineplex, Inc.	4,741	142,324
ITV plc	80,692	174,609
ProSiebenSat.1 Media SE	5,972	189,998
SES SA, Cl. A, FDR	9,439	155,891
		662,822

Specialty Retail—3.2%
Card Factory plc	43,979	163,176
Sleep Country Canada Holdings, Inc.[1]	8,005	202,460
		365,636

Textiles, Apparel & Luxury Goods—2.2%
LVMH Moet Hennessy Louis Vuitton SE	839	244,371

Consumer Staples—14.2%
Food & Staples Retailing—6.2%
Booker Group plc	51,712	153,269

	Shares	Value
Food & Staples Retailing (Continued)
Distribuidora Internacional de Alimentacion SA	36,404	$171,461
Sligro Food Group NV	4,617	211,046
SPAR Group Ltd. (The)	12,144	168,384
		704,160

Food Products—3.1%
Marine Harvest ASA[2]	9,239	162,893
WH Group Ltd.[1]	175,000	186,326
		349,219

Tobacco—4.9%
Imperial Brands plc	4,834	200,424
Japan Tobacco, Inc.	5,300	175,622
Scandinavian Tobacco Group AS, Cl. A1	9,867	175,101
		551,147

Financials—12.1%
Commercial Banks—1.9%
Lloyds Banking Group plc	245,814	218,965
Consumer Finance—2.0%
Prosegur Cash SA1,2	67,755	221,907

Insurance—8.2%
Legal & General Group plc	59,305	214,382
Manulife Financial Corp.	11,401	239,570
NN Group NV	6,754	296,859
Saga plc	69,247	170,684
		921,495

Health Care—3.6%
Health Care Providers & Services—3.6%
McCarthy & Stone plc[1]	104,089	232,330
Sonic Healthcare Ltd.	10,163	172,221
		404,551

Industrials—11.8%
Air Freight & Couriers—3.1%
PostNL NV	45,971	203,681
Royal Mail plc	25,607	152,656
		356,337

10 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

	Shares	Value
Commercial Services & Supplies—5.5%
Edenred	7,095	$203,039
IWG plc	51,001	135,493
Transcontinental, Inc., Cl. A	13,099	282,256
		620,788

Machinery—1.5%
ANDRITZ AG	3,024	169,480

Trading Companies & Distributors—1.7%
Travis Perkins plc	8,734	190,128

Information Technology—7.6%
Communications Equipment—1.8%
Nokia OYJ	41,957	210,720

Semiconductors & Semiconductor
Equipment—2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	31,200	234,888

Software—3.7%
Micro Focus International plc	7,277	244,984
Playtech plc	15,295	173,086
		418,070

Materials—5.4%
Chemicals—3.9%
DIC Corp.	6,000	224,210
Evonik Industries AG	5,684	212,133
		436,343

	Shares	Value
Containers & Packaging—1.5%
Amcor Ltd.	14,803	$173,218

Telecommunication Services—6.3%
Diversified Telecommunication Services—6.3%
BT Group plc, Cl. A	39,892	140,735
Deutsche Telekom AG	10,924	195,202
Inmarsat plc	19,849	129,623
Nippon Telegraph & Telephone Corp.	4,700	246,468
		712,028

Utilities—1.5%
Water Utilities—1.5%
Pennon Group plc	15,785	169,679
Total Common Stocks (Cost $9,854,567)		10,773,078

Investment Company—3.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.03%[3,4] (Cost $430,140)	430,140	430,140

Total Investments, at Value (Cost $10,284,707)	99.2%	11,203,218
Net Other Assets (Liabilities)	0.8	89,986

Net Assets	100.0%	$11,293,204

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,018,124 or 9.02% of the Fund’s net assets at period end.

2. Non-income producing security.

3. Rate shown is the 7-day yield at period end.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares May 31, 2017	Gross Additions	Gross Reductions	Shares November 30, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	219,432	2,328,566	2,117,858	430,140

11 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Institutional Government Money Market Fund, Cl. E	$430,140	$1,018	$—	$—

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United Kingdom	$3,399,984	30.3%
Germany	1,285,624	11.5
Japan	1,081,668	9.7
Canada	866,609	7.7
France	822,048	7.3
Netherlands	711,586	6.3
United States	614,129	5.5
Australia	587,170	5.2
Spain	393,368	3.5
Taiwan	368,129	3.3
Finland	210,719	1.9
Hong Kong	186,326	1.7
Denmark	175,101	1.6
Austria	169,480	1.5
South Africa	168,384	1.5
Norway	162,893	1.5

Total	$11,203,218	100.0%

See accompanying Notes to Financial Statements.

12 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES November 30, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $9,854,567)	$10,773,078
Affiliated companies (cost $430,140)	430,140

11,203,218
Receivables and other assets:
Dividends	36,112
Shares of beneficial interest sold	26,707
Investments sold	22,411
Other	54,335

Total assets	11,342,783

Liabilities
Bank overdraft	204
Payables and other liabilities:
Investments purchased	26,741
Shares of beneficial interest redeemed	2,780
Distribution and service plan fees	1,691
Shareholder communications	1,576
Trustees’ compensation	40
Other	16,547

Total liabilities	49,579

Net Assets	$11,293,204

Composition of Net Assets
Par value of shares of beneficial interest	$998
Additional paid-in capital	10,329,815
Accumulated net investment income	28,538
Accumulated net realized gain on investments and foreign currency transactions	14,289
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	919,564

Net Assets	$11,293,204

13 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $7,823,837 and 691,230 shares of beneficial interest outstanding)	$11.32

Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.01

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $555,505 and 49,202 shares of beneficial interest outstanding)	$11.29

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $61,188 and 5,397 shares of beneficial interest outstanding)	$11.34

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,676 and 15,179 shares of beneficial interest outstanding)	$11.31

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $2,680,998 and 236,573 shares of beneficial interest outstanding)	$11.33

See accompanying Notes to Financial Statements.

14 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2017 Unaudited

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $12,811)	$166,389
Affiliated companies	1,018
Interest	133

Total investment income	167,540

Expenses
Management fees	44,230
Distribution and service plan fees:
Class A	1,519
Class C	2,037
Class R	170
Transfer and shareholder servicing agent fees:
Class A	7,977
Class C	451
Class I	9
Class R	82
Class Y	2,871
Shareholder communications:
Class A	1,587
Class C	495
Class I	6
Class R	257
Class Y	205
Registration fees	24,099
Legal, auditing and other professional fees	18,374
Custodian fees and expenses	628
Borrowing fees	138
Trustees’ compensation	71
Other	366

Total expenses	105,572
Less waivers and reimbursements of expenses	(42,128)

Net expenses	63,444

Net Investment Income	104,096

15 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENT OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies	$(23,900)
Foreign currency transactions	2,499

Net realized loss	(21,401)
Net change in unrealized appreciation/depreciation on:
Investment transactions in unaffiliated companies	(123,383)
Translation of assets and liabilities denominated in foreign currencies	644

Net change in unrealized appreciation/depreciation	(122,739)

Net Decrease in Net Assets Resulting from Operations	$(40,044)

See accompanying Notes to Financial Statements.

16 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2017 (Unaudited)	Period Ended May 31, 2017[1]

Operations
Net investment income	$104,096	$122,222
Net realized gain (loss)	(21,401)	25,428
Net change in unrealized appreciation/depreciation	(122,739)	1,042,303

Net increase (decrease) in net assets resulting from operations	(40,044)	1,189,953

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(109,307)	(22,067)
Class C	(4,405)	(50)
Class I	(1,007)	(56)
Class R	(864)	(36)
Class Y	(42,182)	(8,173)

	(157,765)	(30,382)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	1,139,547	5,902,037
Class C	288,582	248,734
Class I	1,007	50,056
Class R	141,050	18,701
Class Y	354,002	2,087,726

	1,924,188	8,307,254

Net Assets
Total increase	1,726,379	9,466,825
Beginning of period	9,566,825	100,000[2]

End of period (including accumulated net investment income of $28,538 and $82,207, respectively)	$11,293,204	$9,566,825

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. Reflects the value of the Manager’s seed money invested on September 1, 2016.

See accompanying Notes to Financial Statements.

17 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended November 30, 2017 (Unaudited)	Period Ended May 31, 2017[1]

Per Share Operating Data
Net asset value, beginning of period	$11.54	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.11	0.17
Net realized and unrealized gain (loss)	(0.15)	1.41

Total from investment operations	(0.04)	1.58
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.18)	(0.04)
Net asset value, end of period	$11.32	$11.54

Total Return, at Net Asset Value[3]	(0.45)%	15.97%[4]

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,824	$6,823
Average net assets (in thousands)	$7,239	$5,628
Ratios to average net assets:[5]
Net investment income	1.97%	2.71%
Expenses excluding specific expenses listed below	1.99%	2.04%
Interest and fees from borrowings	0.00%[6]	0.00%

Total expenses[7]	1.99%	2.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.25%	1.25%
Portfolio turnover rate	7%	4%

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	1.99%
Period Ended May 31, 2017	2.04%

See accompanying Notes to Financial Statements.

18 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Class C	Six Months Ended November 30, 2017 (Unaudited)	Period Ended May 31, 2017[1]

Per Share Operating Data
Net asset value, beginning of period	$11.52	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13
Net realized and unrealized gain (loss)	(0.16)	1.41

Total from investment operations	(0.09)	1.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.14)	(0.02)

Net asset value, end of period	$11.29	$11.52

Total Return, at Net Asset Value[3]	(0.75)%	15.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$555	$273

Average net assets (in thousands)	$411	$77

Ratios to average net assets:[4]
Net investment income	1.17%	1.97%
Expenses excluding specific expenses listed below	3.17%	5.56%
Interest and fees from borrowings	0.00%[5]	0.00%

Total expenses[6]	3.17%	5.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	2.00%

Portfolio turnover rate	7%	4%

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	3.17%
Period Ended May 31, 2017	5.56%

See accompanying Notes to Financial Statements.

19 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended November 30, 2017 (Unaudited)	Period Ended May 31, 2017[1]

Per Share Operating Data
Net asset value, beginning of period	$11.56	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.19
Net realized and unrealized gain (loss)	(0.16)	1.43

Total from investment operations	(0.03)	1.62

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.06)

Net asset value, end of period	$11.34	$11.56

Total Return, at Net Asset Value[3]	(0.27)%	16.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$61	$61

Average net assets (in thousands)	$61	$12

Ratios to average net assets:[4]
Net investment income	2.34%	3.06%
Expenses excluding specific expenses listed below	1.72%	1.70%
Interest and fees from borrowings	0.00%[5]	0.00%

Total expenses[6]	1.72%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.90%	0.90%

Portfolio turnover rate	7%	4%

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	1.72%
Period Ended May 31, 2017	1.70%

See accompanying Notes to Financial Statements.

20 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Class R	Six Months Ended November 30, 2017 (Unaudited)	Period Ended May 31, 2017[1]

Per Share Operating Data
Net asset value, beginning of period	$11.54	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08	0.15
Net realized and unrealized gain (loss)	(0.15)	1.42

Total from investment operations	(0.07)	1.57

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.16)	(0.03)

Net asset value, end of period	$11.31	$11.54

Total Return, at Net Asset Value[3]	(0.57)%	15.75%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$172	$31

Average net assets (in thousands)	$75	$14

Ratios to average net assets:[4]
Net investment income	1.47%	2.47%
Expenses excluding specific expenses listed below	3.12%	10.44%
Interest and fees from borrowings	0.00%[5]	0.00%

Total expenses[6]	3.12%	10.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.50%	1.50%

Portfolio turnover rate	7%	4%

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	3.12%
Period Ended May 31, 2017	10.44%

See accompanying Notes to Financial Statements.

21 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended November 30, 2017 (Unaudited)	Period Ended May 31, 2017[1]

Per Share Operating Data
Net asset value, beginning of period	$11.56	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.13	0.19
Net realized and unrealized gain (loss)	(0.17)	1.42

Total from investment operations	(0.04)	1.61

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.19)	(0.05)

Net asset value, end of period	$11.33	$11.56

Total Return, at Net Asset Value[3]	(0.34)%	16.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,681	$2,379

Average net assets (in thousands)	$2,604	$1,719

Ratios to average net assets:[4]
Net investment income	2.21%	2.96%
Expenses excluding specific expenses listed below	1.92%	1.91%
Interest and fees from borrowings	0.00%[5]	0.00%

Total expenses[6]	1.92%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.00%

Portfolio turnover rate	7%	4%

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Less than 0.005%.

6. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended November 30, 2017	1.92%
Period Ended May 31, 2017	1.91%

See accompanying Notes to Financial Statements.

22 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2017 Unaudited

1. Organization

Oppenheimer International Growth and Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold without a front-end sales charge but may be subject to a CDSC. Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments shown in the Statement of Operations.

For securities, which are subject to foreign withholding tax upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

23 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund paid interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

24 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

2. Significant Accounting Policies (Continued)

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended May 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended May 31, 2017, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

At period end, it is estimated that the capital loss carryforwards would be zero. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

25 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Federal tax cost of securities	$10,284,707

Gross unrealized appreciation	$1,528,353
Gross unrealized depreciation	(608,789)

Net unrealized appreciation	$919,564

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

26 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

3. Securities Valuation (Continued)

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

27 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$528,773	$3,181,182	$—	$3,709,955
Consumer Staples	—	1,604,526	—	1,604,526
Financials	239,570	1,122,797	—	1,362,367
Health Care	—	404,551	—	404,551
Industrials	282,256	1,054,477	—	1,336,733
Information Technology	—	863,678	—	863,678
Materials	—	609,561	—	609,561
Telecommunication Services	—	712,028	—	712,028
Utilities	—	169,679	—	169,679
Investment Company	430,140	—	—	430,140

Total Assets	$1,480,739	$9,722,479	$—	$11,203,218

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

28 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

4. Investments and Risks (Continued)

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Shareholder Concentration. At period end, one shareholder owned 20% or more of the Fund’s total outstanding shares.

The shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment manager and its affiliates, affiliated broker dealers, fund of funds, and directors or employees. Related parties owned 56% of the Fund’s total outstanding shares at period end.

29 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2017		Period Ended May 31, 2017[1,2]
	Shares	Amount	Shares	Amount

Class A
Sold	119,047	$1,351,965	605,170	$6,117,630
Dividends and/or distributions reinvested	9,617	109,285	2,132	22,067
Redeemed	(28,393)	(321,703)	(22,343)	(237,660)

Net increase	100,271	$1,139,547	584,959	$5,902,037

30 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

6. Shares of Beneficial Interest (Continued)

	Six Months Ended November 30, 2017		Period Ended May 31, 2017[1,2]
	Shares	Amount	Shares	Amount

Class C
Sold	28,492	$323,090	22,708	$248,684
Dividends and/or distributions reinvested	388	4,405	5	50
Redeemed	(3,391)	(38,913)	—	—

Net increase	25,489	$288,582	22,713	$248,734

Class I
Sold	—	$—	4,303	$50,000
Dividends and/or distributions reinvested	89	1,007	5	56
Redeemed	—	—	—	—

Net increase	89	$1,007	4,308	$50,056

Class R
Sold	13,150	$148,379	1,678	$18,720
Dividends and/or distributions reinvested	72	815	3	36
Redeemed	(719)	(8,144)	(5)	(55)

Net increase	12,503	$141,050	1,676	$18,701

Class Y
Sold	40,670	$466,760	209,933	$2,139,708
Dividends and/or distributions reinvested	3,707	42,182	786	8,173
Redeemed	(13,625)	(154,940)	(5,898)	(60,155)

Net increase	30,752	$354,002	204,821	$2,087,726

1. For the period from October 28, 2016 (commencement of operations) to May 31, 2017.

2. The Fund sold 6,000 shares of Class A at a value of $60,000 and 1,000 shares of Class C, Class I, Class R and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on September 1, 2016. These amounts are not reflected in the table above.

7. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales

Investment securities	$2,346,274	$748,574

8. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

31 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule
Up to $500 million	0.85%
Next $500 million	0.80
Next $4 billion	0.75
Over $5 billion	0.70

The Fund’s effective management fee for the reporting period was 0.85% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not

32 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

8. Fees and Other Transactions with Affiliates (Continued)

materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to

0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class C	Class R
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

November 30, 2017	$6,442	$—	$—	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to

33 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Fees and Other Transactions with Affiliates (Continued)

limit the “Total expenses” for all share classes so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, as a percentage of average annual net assets, will not exceed the following annual rates: 1.25% for Class A shares, 2.00% for Class C shares, 0.90% for Class I shares, 1.50% for Class R shares and 1.00% for Class Y shares, as calculated on the daily net assets of the Fund. The expense limitations do not include unusual and infrequent expenses, interest and fees from borrowing, and other expenses not incurred in the ordinary course of the Fund’s business.

During the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$26,193
Class C	2,390
Class I	251
Class R	612
Class Y	11,800

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, C, R and Y.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$544
Class C	31
Class R	5
Class Y	196

This fee waiver and/or reimbursement may be terminated at any time.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $106 for IGMMF management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

9. Borrowing and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.875 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

34 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board received information regarding the Fund services, fees, expenses and performance.

The Managers provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ proposed services, (ii) the fees and expenses of the Fund, including comparative fee and expense information, (iii) the cost to the Manager and its affiliates of providing services, (iv) whether economies of scale are expected to be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors, and (v) other benefits that are expected to accrue to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. The Managers are responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. The Managers are also responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. The Managers also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services

35 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Continued

provided, the Board considered the experience of Robert Dunphy, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of other fund service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund should benefit from the services provided under the Agreements.

Investment Performance of the Managers, Sub-Sub Advisers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, including comparative performance information. The Board also reviewed information, prepared by the Managers and the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the foreign large blend category.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The Board also considered how the Fund’s expenses compare to a group of similar, unaffiliated funds (“expense peer group”). The Board noted that the expenses the Fund bears were competitive with those of its expense peer group. After discussions with the Board, the Adviser has agreed to contractually waive fees and/or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed the following annual rates: 1.25% for Class A shares, 2.00% for Class C shares, 0.90% for Class I shares, 1.50% for Class R shares and 1.00% for Class Y shares. This fee waiver and/or expense reimbursement may not be amended or terminated for one year from the date of the Fund’s prospectus, unless approved by the Board. The Board noted that the Fund’s contractual management fee was equal to its peer group median and category median. The Board also noted that the Fund’s total expenses, net of waivers, were lower than its peer group median and category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund,

36 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

including compensation paid to the Managers’ affiliates and research provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to approve the Agreements through September 30, 2018. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

37 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

38 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Trustee and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Robert B. Dunphy, Vice President
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2018 OppenheimerFunds, Inc. All rights reserved.

39 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

PRIVACY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain non-public personal information about our shareholders from the following sources:

●	Applications or other forms.
●	When you create a user ID and password for online account access.
●	When you enroll in eDocs Direct,SM our electronic document delivery service.
●	Your transactions with us, our affiliates or others.
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

40 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/ or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions conducted via our websites, including redemptions, exchanges and purchases, are secured by the highest encryption standards available. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by closing your browser or, for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Strengthening your online credentials–your online security profile–typically your user name, password, and security questions and answers, can be one of your most important lines of defense on the Internet. For additional information on how you can help prevent identity theft, visit https://www. oppenheimerfunds.com/security.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated as of November 2017. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com, write to us at P.O. Box 5270, Denver, CO 80217-5270, or call us at 800 CALL OPP (225 5677).

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47 OPPENHEIMER INTERNATIONAL GROWTH AND INCOME FUND

OppenheimerFunds®

The Right Way

to Invest

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677 Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2018 OppenheimerFunds Distributor, Inc. All rights reserved.

RS2575.001.1117 January 23, 2018

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth and Income Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/10/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	1/10/2018